Debt (Details 4) (USD $) In Millions, unless otherwise specified			1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Revolving Credit Facility year	Dec. 31, 2010 Revolving Credit Facility year	Dec. 31, 2011 Revolving Credit Facility	Jan. 31, 2012 Revolving Credit Facility Additional borrowings under revolving credit facility	Feb. 28, 2011 Revolving Credit Facility London Interbank Offer Rate (LIBOR)	Feb. 28, 2011 Revolving Credit Facility Euro Interbank Offered Rate (EURIBOR)	Feb. 28, 2011 Revolving Credit Facility Prime Rate	Feb. 28, 2011 Revolving Credit Facility Fed Funds Rate
Debt instrument
Amount borrowed						$ 400
Senior notes, fair value	14,512	10,881
Ability to borrow under credit facility			2,000	500	2,000
Term of line of credit facility (in years)			5	6
Commitment fee for unused commitment for revolving credit facility (as a percent)			0.30%
Senior secured credit facility, basis for variable interest rate							London interbank offer rate (LIBOR)	EURIBOR	Prime rate	Fed Funds Rate
Senior secured credit facility, interest rate added to variable base rate (as a percent)							1.50%	1.50%	0.50%	1.00%
2014	1,000
2015	1,200
2016	3,750
Thereafter	7,550
Interest accrued on outstanding debt	201	138
Restricted cash	$ 30	$ 70